CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Products	$ 17,469	$ 25,776	$ 16,010
Services	1,936	1,747	2,432
Total revenues	19,405	27,523	18,442
Cost of revenues:
Products	12,707	19,297	11,083
Services	1,093	820	1,140
Total cost of revenues	13,800	20,117	12,223
Gross profit	5,605	7,406	6,219
Operating costs and expenses:
Research and development, net	2,543	1,182	1,616
Marketing and selling	2,106	2,563	1,607
General and administrative	1,997	1,732	1,937
Total operating costs and expenses	6,646	5,477	5,160
Operating profit (loss)	(1,041)	1,929	1,059
Financial expenses, net	478	1,184	832
Net income (loss)	(1,519)	745	227
Less: Attributable to non-controlling interest	(7)	(11)	(14)
Net income (loss) attributable to RADA Electronic Industries' shareholders	$ (1,526)	$ 734	$ 213
Net income (loss) per share attributable to RADA Electronic Industries' shareholders:
Basic and diluted net income (loss) per Ordinary share	$ (0.17)	$ 0.08	$ 0.02
Weighted average number of Ordinary shares used for computing basic and diluted net income (loss) per share	8,899,161	8,868,857	8,862,544